Interest and Finance Expense	12 Months Ended
Dec. 31, 2024
Borrowing costs [abstract]
Interest and Finance Expense	25. INTEREST AND FINANCE EXPENSE

	2024	2023
Interest expense	$47.6	$51.4
Finance fees	5.8	5.8
Accretion expense (Note 18)	31.3	34.2
	$84.7	$91.4